Certain risks and uncertainties (Tables)	12 Months Ended
Dec. 31, 2011
Certain risks and uncertainties
Schedule of percentage of revenue from major customers

Major customers	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
Customer A (third party)	11.4%	2.4%	7.3%